Inventories	12 Months Ended
Dec. 31, 2012
Inventories
5.	INVENTORIES

	December 31,
	2012	2011
Current
Coal stockpiles	$19,284	$69,853
Materials and supplies	309,569	89,196

	$328,853	$159,049

Noncurrent
Run-of-mine stockpiles	$67,897	$—